Related parties - Additional information (Details) - USD ($) $ in Thousands	Sep. 30, 2025	May 31, 2025	Oct. 31, 2024	Aug. 31, 2024	Dec. 31, 2025	Dec. 31, 2024	Jun. 30, 2023
Disclosure of transactions between related parties [line items]
Borrowings					$ 86,713	$ 39,768
Dlocal Argentina S.A.
Disclosure of transactions between related parties [line items]
Borrowings							$ 100,000
Commitments made on behalf of entity, related party transactions	$ 11,639	$ 23,266	$ 5,000	$ 69,100